UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2013 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--1.2%
Delphi Automotive	304,960		17,855,408
Capital Goods--8.3%
Cummins	198,930		26,330,375
Danaher	314,290		23,508,892
Eaton	251,490		18,273,263
Fluor	268,560		20,896,654
Precision Castparts	123,390		31,890,146
			120,899,330
Consumer Durables & Apparel--5.0%
Michael Kors Holdings	215,350	a	17,561,792
NIKE, Cl. B	264,320		20,918,285
PVH	116,330		15,578,914
Under Armour, Cl. A	235,840	a,b	19,032,288
			73,091,279
Consumer Services--2.9%
Las Vegas Sands	266,260		19,085,517
Starbucks	291,220		23,722,781
			42,808,298
Diversified Financials--5.7%
American Express	251,990		21,620,742
Ameriprise Financial	156,820		16,975,765
Discover Financial Services	209,050		11,142,365
IntercontinentalExchange Group	83,250		17,756,392
T. Rowe Price Group	184,280		14,827,169
			82,322,433
Energy--4.7%
EOG Resources	129,290		21,332,850
National Oilwell Varco	167,330		13,637,395
Schlumberger	378,860		33,498,801
			68,469,046
Food & Staples Retailing--4.1%
Costco Wholesale	181,660		22,785,614
CVS Caremark	231,750		15,517,980
Whole Foods Market	372,910		21,106,706
			59,410,300
Food, Beverage & Tobacco--7.7%
Coca-Cola Enterprises	450,220		18,882,227
Mondelez International, Cl. A	489,160		16,401,535
PepsiCo	456,430		38,550,078
Philip Morris International	438,770		37,532,386
			111,366,226
Health Care Equipment & Services--1.6%
McKesson	137,170		22,755,131
Materials--3.8%
Eastman Chemical	207,760		16,003,753

Martin Marietta Materials	119,530		11,541,817
Praxair	214,470		27,078,982
			54,624,552
Media--4.7%
Comcast, Cl. A	622,320		31,035,098
Twenty-First Century Fox, Cl. A	544,080		18,221,239
Viacom, Cl. B	230,780		18,501,633
			67,757,970
Pharmaceuticals, Biotech & Life Sciences--13.0%
Alexion Pharmaceuticals	145,660	a	18,134,670
Amgen	166,420		18,985,194
Biogen Idec	83,110	a	24,182,517
Bristol-Myers Squibb	441,780		22,698,656
Celgene	144,020	a	23,298,115
Gilead Sciences	469,910	a	35,153,967
Illumina	189,550	a	18,575,900
Perrigo	61,000	b	9,509,290
Regeneron Pharmaceuticals	36,140	a	10,620,100
Vertex Pharmaceuticals	98,910	a	6,866,332
			188,024,741
Retailing--7.4%
Amazon.com	99,760	a	39,267,531
Dollar General	151,230	a	8,611,036
Home Depot	341,010		27,509,277
priceline.com	17,950	a	21,402,324
Urban Outfitters	267,370	a	10,432,777
			107,222,945
Semiconductors & Semiconductor Equipment--3.6%
Analog Devices	204,740		9,872,563
Texas Instruments	617,640		26,558,520
Xilinx	356,850		15,854,846
			52,285,929
Software & Services--22.1%
Accenture, Cl. A	344,430		26,682,992
Adobe Systems	402,490	a	22,853,382
Cognizant Technology Solutions,
Cl. A	222,860	a	20,924,325
Facebook, Cl. A	534,120	a	25,108,981
Google, Cl. A	57,210	a	60,619,144
Intuit	290,430		21,558,619
LinkedIn, Cl. A	69,220	a	15,507,357
MasterCard, Cl. A	49,210		37,439,460
Microsoft	1,459,940		55,667,512
salesforce.com	401,610	a	20,919,865
ServiceNow	133,730	a	7,102,400
Twitter	166,926	b	6,939,114
			321,323,151
Technology Hardware & Equipment--2.2%
EMC	677,820		16,166,007
Juniper Networks	815,330	a	16,526,739
			32,692,746
Transportation--1.5%
FedEx	153,480		21,287,676

Total Common Stocks (cost $1,056,376,156)			1,444,197,161

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,854,863)	6,854,863 [c]	6,854,863

Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,674,967)	7,674,967 [c]	7,674,967

Total Investments (cost $1,070,905,986)	100.5%	1,458,726,991
Liabilities, Less Cash and Receivables	(.5%)	(6,815,166)
Net Assets	100.0%	1,451,911,825

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2013, the value of the fund's securities on loan was $7,837,268 and the value of the collateral held by the fund was $7,934,056, consisting of cash collateral of $7,674,967 and U.S. Government &
Agency securities valued at $259,089.
c Investment in affiliated money market mutual fund.

At November 30, 2013, net unrealized appreciation on investments was $387,821,005 of which $390,450,063 related to appreciated investment securities and $2,629,058 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	22.1
Pharmaceuticals, Biotech & Life Sciences	13.0
Capital Goods	8.3
Food, Beverage & Tobacco	7.7
Retailing	7.4
Diversified Financials	5.7
Consumer Durables & Apparel	5.0
Energy	4.7
Media	4.7
Food & Staples Retailing	4.1
Materials	3.8
Semiconductors & Semiconductor Equipment	3.6
Consumer Services	2.9
Technology Hardware & Equipment	2.2
Health Care Equipment & Services	1.6
Transportation	1.5
Automobiles & Components	1.2
Money Market Investments	1.0
100.5

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,426,635,369	-	-	1,426,635,369
Equity Securities - Foreign Common Stocks+	17,561,792	-	-	17,561,792
Mutual Funds	14,529,830	-	-	14,529,830

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)